LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of Associated Lease Liabilities

	Motor vehicles	Offices and warehouse	Total
	CNY	CNY	CNY
(As adjusted)
As of January 1, 2020	—	1,142	1,142
Addition	490	3,591	4,081
Depreciation charge	(82)	(1,581)	(1,663)
As of December 31, 2020	408	3,152	3,560

As of January 1, 2021 (As adjusted)	408	3,152	3,560
Addition	—	157	157
Depreciation charge	(163)	(1,203)	(1,366)

As of December 31, 2021	245	2,106	2,351
As of December 31, 2021 (US$)	39	331	370

Schedule of Lease Liabilities

	Motor vehicles	Offices and warehouse	Total
	CNY	CNY	CNY

(As adjusted)
As of January 1, 2020	—	1,238	1,238
Addition	490	3,591	4,081
Accretion of interest recognized during the year	12	68	80
Payments	—	(1,849)	(1,849)

As of December 31, 2020	502	3,048	3,550
Analyzed into:
Current portion	163	1,219	1,382
Non-current portion	339	1,829	2,168

	Motor vehicles	Offices and warehouse	Total
	CNY	CNY	CNY

As of January 1, 2021(As adjusted)	502	3,048	3,550
Addition	—	102	102
Accretion of interest recognized during the year	17	133	150
Payments	(364)	(1,249)	(1,613)

As of December 31, 2021	155	2,034	2,189
Analyzed into:
Current portion	155	826	981
Non-current portion	—	1,208	1,208

As of December 31, 2021 (US$)	24	321	345
Current portion (US$)	24	130	154
Non-current portion (US$)	—	191	191

Schedule of Maturity Analysis of Operating Lease Payments

	Year Ended December 31,
	2019	2020	2021	2021
	CNY	CNY	CNY	US$
	(As adjusted)	(As adjusted)

Depreciation expense of right-of-use assets	1,816	1,663	1,366	215
Interest on lease liabilities	102	80	150	24
Expense relating to short-term leases	445	496	601	95

Total amounts recognized in profit or loss	2,363	2,239	2,117	334